Annual Total Returns - Fidelity Money Market Fund [BarChart] - 04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-10 - Fidelity Money Market Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Money Market Fund-Premium Class
Bar Chart Table:
Annual Return 2016	0.48%
Annual Return 2017	1.01%
Annual Return 2018	1.87%
Annual Return 2019	2.13%
Annual Return 2020	0.42%
Annual Return 2021	0.01%